Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth & Income Portfolio
September 30, 2023
VIPGI-NPRT3-1123
1.808773.119
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 0.7%
Cellnex Telecom SA (a)	177,600	6,190,698
Elisa Corp. (A Shares)	29,400	1,364,239
Verizon Communications, Inc.	185,480	6,011,407
		13,566,344
Entertainment - 1.4%
Activision Blizzard, Inc.	33,600	3,145,968
The Walt Disney Co. (b)	105,400	8,542,670
Universal Music Group NV	475,100	12,398,297
Warner Music Group Corp. Class A	114,300	3,589,020
		27,675,955
Media - 2.7%
Comcast Corp. Class A	975,262	43,243,117
Interpublic Group of Companies, Inc.	375,900	10,773,294
		54,016,411
TOTAL COMMUNICATION SERVICES		95,258,710
CONSUMER DISCRETIONARY - 2.8%
Automobile Components - 0.2%
BorgWarner, Inc.	132,980	5,368,403
Hotels, Restaurants & Leisure - 1.3%
Amadeus IT Holding SA Class A	145,700	8,823,487
Churchill Downs, Inc.	18,100	2,100,324
Domino's Pizza, Inc.	13,100	4,962,149
Marriott International, Inc. Class A	27,300	5,366,088
Starbucks Corp.	45,600	4,161,912
		25,413,960
Household Durables - 0.2%
Sony Group Corp. sponsored ADR (c)	31,400	2,587,674
Whirlpool Corp.	8,100	1,082,970
		3,670,644
Specialty Retail - 0.8%
Lowe's Companies, Inc.	77,117	16,027,997
TJX Companies, Inc.	6,200	551,056
		16,579,053
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc. Class B	28,000	2,677,360
Puma AG	39,602	2,448,685
Tapestry, Inc.	900	25,875
Wolverine World Wide, Inc.	47,700	384,462
		5,536,382
TOTAL CONSUMER DISCRETIONARY		56,568,442
CONSUMER STAPLES - 6.3%
Beverages - 2.3%
Diageo PLC sponsored ADR	57,400	8,562,932
Keurig Dr. Pepper, Inc.	448,500	14,159,145
Pernod Ricard SA	16,000	2,670,191
Remy Cointreau SA	9,428	1,152,771
The Coca-Cola Co.	351,053	19,651,947
		46,196,986
Consumer Staples Distribution & Retail - 1.5%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	11,500	584,038
Sysco Corp.	180,200	11,902,210
Target Corp. (d)	52,700	5,827,039
Walmart, Inc.	66,700	10,667,331
		28,980,618
Household Products - 0.2%
Colgate-Palmolive Co.	16,100	1,144,871
Kimberly-Clark Corp.	3,200	386,720
Procter & Gamble Co.	20,200	2,946,372
		4,477,963
Personal Care Products - 1.4%
Estee Lauder Companies, Inc. Class A	34,200	4,943,610
Haleon PLC ADR	1,084,794	9,036,334
Kenvue, Inc.	660,167	13,256,153
		27,236,097
Tobacco - 0.9%
Altria Group, Inc.	377,785	15,885,859
Philip Morris International, Inc.	30,600	2,832,948
		18,718,807
TOTAL CONSUMER STAPLES		125,610,471
ENERGY - 11.8%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	15,100	533,332
Oil, Gas & Consumable Fuels - 11.8%
Energy Transfer LP	97,600	1,369,328
Enterprise Products Partners LP	48,600	1,330,182
Exxon Mobil Corp.	1,398,600	164,447,385
Hess Corp.	239,900	36,704,700
Imperial Oil Ltd.	296,500	18,262,610
Kosmos Energy Ltd. (b)	778,530	6,368,375
Shell PLC ADR	119,400	7,686,972
		236,169,552
TOTAL ENERGY		236,702,884
FINANCIALS - 17.8%
Banks - 11.4%
Bank of America Corp.	1,719,312	47,074,763
JPMorgan Chase & Co.	143,532	20,815,011
M&T Bank Corp.	47,900	6,056,955
PNC Financial Services Group, Inc. (d)	165,172	20,278,166
Truist Financial Corp.	278,004	7,953,694
U.S. Bancorp	456,498	15,091,824
Wells Fargo & Co.	2,692,179	110,002,434
		227,272,847
Capital Markets - 2.0%
Brookfield Corp. Class A	103,345	3,231,598
Charles Schwab Corp.	7,000	384,300
CME Group, Inc.	1,100	220,242
Intercontinental Exchange, Inc.	3,200	352,064
KKR & Co. LP	138,493	8,531,169
Morgan Stanley	55,883	4,563,965
Northern Trust Corp.	205,945	14,309,059
Raymond James Financial, Inc.	76,850	7,718,046
S&P Global, Inc.	300	109,623
State Street Corp.	22,279	1,491,802
		40,911,868
Financial Services - 3.4%
Edenred SA	156,600	9,814,714
Fidelity National Information Services, Inc.	120,000	6,632,400
Global Payments, Inc.	43,400	5,007,926
MasterCard, Inc. Class A	15,200	6,017,832
Visa, Inc. Class A	172,276	39,625,203
		67,098,075
Insurance - 1.0%
American Financial Group, Inc.	10,500	1,172,535
Arthur J. Gallagher & Co.	7,700	1,755,061
Brookfield Asset Management Reinsurance Partners Ltd. (c)	548	17,246
Chubb Ltd.	28,400	5,912,312
Marsh & McLennan Companies, Inc.	40,542	7,715,143
Old Republic International Corp.	55,000	1,481,700
The Travelers Companies, Inc.	18,600	3,037,566
		21,091,563
TOTAL FINANCIALS		356,374,353
HEALTH CARE - 13.1%
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	28,700	2,779,595
Becton, Dickinson & Co.	33,515	8,664,633
Boston Scientific Corp. (b)	372,463	19,666,046
GE Healthcare Holding LLC (d)	128,377	8,734,771
Koninklijke Philips Electronics NV (depository receipt) (NY Reg.) (c)	245,419	4,893,655
Sonova Holding AG	6,040	1,436,508
		46,175,208
Health Care Providers & Services - 5.9%
Cardinal Health, Inc.	111,000	9,637,020
Cigna Group	93,390	26,716,077
CVS Health Corp.	169,164	11,811,030
Humana, Inc.	9,300	4,524,636
McKesson Corp. (d)	50,688	22,041,677
UnitedHealth Group, Inc.	85,100	42,906,569
		117,637,009
Life Sciences Tools & Services - 0.6%
Danaher Corp.	48,500	12,032,850
Pharmaceuticals - 4.3%
Bristol-Myers Squibb Co.	474,800	27,557,392
Eli Lilly & Co.	32,800	17,617,864
GSK PLC sponsored ADR	404,235	14,653,519
Johnson & Johnson	116,656	18,169,172
Sanofi SA sponsored ADR	51,200	2,746,368
UCB SA	62,300	5,107,302
Zoetis, Inc. Class A	3,500	608,930
		86,460,547
TOTAL HEALTH CARE		262,305,614
INDUSTRIALS - 16.4%
Aerospace & Defense - 3.5%
Airbus Group NV	91,000	12,180,212
General Dynamics Corp.	34,700	7,667,659
Howmet Aerospace, Inc.	51,200	2,368,000
Huntington Ingalls Industries, Inc.	26,800	5,482,744
RTX Corp.	46,587	3,352,866
Safran SA	33,100	5,187,075
Textron, Inc.	34,600	2,703,644
The Boeing Co. (b)	166,810	31,974,141
		70,916,341
Air Freight & Logistics - 1.7%
DSV A/S	12,300	2,299,782
Expeditors International of Washington, Inc.	2,095	240,150
FedEx Corp.	28,000	7,417,760
United Parcel Service, Inc. Class B (d)	150,372	23,438,484
		33,396,176
Building Products - 0.3%
A.O. Smith Corp.	37,600	2,486,488
Johnson Controls International PLC	72,600	3,863,046
		6,349,534
Commercial Services & Supplies - 0.6%
GFL Environmental, Inc.	352,900	11,206,020
RB Global, Inc.	4,000	250,440
		11,456,460
Electrical Equipment - 1.1%
Acuity Brands, Inc.	31,100	5,296,641
AMETEK, Inc.	7,300	1,078,648
Hubbell, Inc. Class B	30,479	9,552,423
Regal Rexnord Corp.	35,200	5,029,376
Rockwell Automation, Inc.	5,100	1,457,937
		22,415,025
Ground Transportation - 0.4%
Knight-Swift Transportation Holdings, Inc. Class A	157,638	7,905,546
Industrial Conglomerates - 4.6%
3M Co.	23,700	2,218,794
General Electric Co.	803,731	88,852,462
		91,071,256
Machinery - 1.9%
Allison Transmission Holdings, Inc.	91,300	5,392,178
Caterpillar, Inc.	6,600	1,801,800
Cummins, Inc.	14,000	3,198,440
Donaldson Co., Inc.	158,400	9,446,976
Epiroc AB (A Shares)	8,400	159,493
Fortive Corp.	70,400	5,220,864
Kardex AG	1,700	372,371
Nordson Corp.	34,600	7,721,682
Otis Worldwide Corp.	22,643	1,818,459
Stanley Black & Decker, Inc. (c)	24,700	2,064,426
Westinghouse Air Brake Tech Co.	14,021	1,490,012
		38,686,701
Passenger Airlines - 0.0%
Copa Holdings SA Class A	7,200	641,664
Professional Services - 0.9%
Equifax, Inc.	21,300	3,901,734
Genpact Ltd.	147,700	5,346,740
Paycom Software, Inc.	3,500	907,445
RELX PLC (London Stock Exchange)	220,320	7,433,582
Robert Half, Inc.	2,600	190,528
TransUnion Holding Co., Inc.	10,700	768,153
		18,548,182
Trading Companies & Distributors - 1.2%
Brenntag SE	19,000	1,476,048
Fastenal Co.	32,300	1,764,872
MSC Industrial Direct Co., Inc. Class A	4,400	431,860
Watsco, Inc. (c)	48,792	18,429,714
WESCO International, Inc.	14,300	2,056,626
		24,159,120
Transportation Infrastructure - 0.2%
Aena SME SA (a)	19,700	2,970,048
TOTAL INDUSTRIALS		328,516,053
INFORMATION TECHNOLOGY - 18.5%
Electronic Equipment, Instruments & Components - 0.3%
CDW Corp.	27,200	5,487,872
IT Services - 0.5%
Amdocs Ltd.	37,900	3,202,171
IBM Corp.	45,100	6,327,530
		9,529,701
Semiconductors & Semiconductor Equipment - 4.6%
Analog Devices, Inc.	42,000	7,353,780
Applied Materials, Inc.	45,000	6,230,250
BE Semiconductor Industries NV	16,700	1,642,015
Broadcom, Inc.	8,400	6,976,872
Lam Research Corp.	10,000	6,267,700
Marvell Technology, Inc.	299,500	16,211,935
Microchip Technology, Inc.	5,900	460,495
NVIDIA Corp.	40,105	17,445,274
NXP Semiconductors NV	51,800	10,355,856
Qualcomm, Inc.	107,961	11,990,149
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	71,800	6,239,420
Teradyne, Inc.	19,800	1,989,108
		93,162,854
Software - 9.8%
Intuit, Inc.	33,100	16,912,114
Microsoft Corp.	496,618	156,807,134
Open Text Corp.	42,600	1,495,117
Sage Group PLC	192,000	2,316,823
SAP SE sponsored ADR	144,800	18,725,536
		196,256,724
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	363,412	62,219,769
FUJIFILM Holdings Corp.	16,300	942,965
Samsung Electronics Co. Ltd.	41,980	2,117,375
		65,280,109
TOTAL INFORMATION TECHNOLOGY		369,717,260
MATERIALS - 2.7%
Chemicals - 0.9%
DuPont de Nemours, Inc.	137,100	10,226,289
International Flavors & Fragrances, Inc.	8,900	606,713
LyondellBasell Industries NV Class A	46,000	4,356,200
PPG Industries, Inc.	14,400	1,869,120
Sherwin-Williams Co.	3,600	918,180
		17,976,502
Metals & Mining - 1.8%
First Quantum Minerals Ltd.	712,500	16,833,517
Freeport-McMoRan, Inc.	484,900	18,081,921
		34,915,438
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	7,100	392,417
TOTAL MATERIALS		53,284,357
REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	58,400	9,603,880
Crown Castle International Corp.	112,400	10,344,172
Equinix, Inc.	200	145,252
Public Storage	700	184,464
Simon Property Group, Inc.	83,800	9,052,914
		29,330,682
UTILITIES - 2.0%
Electric Utilities - 1.9%
Constellation Energy Corp.	12,333	1,345,284
Duke Energy Corp.	30,000	2,647,800
Entergy Corp.	32,900	3,043,250
Eversource Energy	65,000	3,779,750
Exelon Corp.	37,000	1,398,230
PG&E Corp. (b)	226,200	3,648,606
Southern Co.	345,800	22,380,176
		38,243,096
Multi-Utilities - 0.1%
Sempra	35,800	2,435,474
TOTAL UTILITIES		40,678,570
TOTAL COMMON STOCKS (Cost $1,272,133,858)		1,954,347,396

Convertible Bonds - 0.1%
	Principal Amount (e)	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
Snap, Inc. 0.125% 3/1/28 (Cost $1,657,238)	2,241,000	1,544,049

U.S. Treasury Obligations - 0.4%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.36% to 5.39% 12/7/23 to 12/21/23 (Cost $8,030,107)	8,125,000	8,031,361

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	36,122,763	36,129,988
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	25,389,271	25,391,810
TOTAL MONEY MARKET FUNDS (Cost $61,521,798)		61,521,798

TOTAL INVESTMENT IN SECURITIES - 101.3% (Cost $1,343,343,001)	2,025,444,604
NET OTHER ASSETS (LIABILITIES) - (1.3)%	(26,246,448)
NET ASSETS - 100.0%	1,999,198,156

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
GE HealthCare Technologies, Inc.	Chicago Board Options Exchange	645	4,388,580	90.00	10/20/23	(1,613)
McKesson Corp.	Chicago Board Options Exchange	68	2,956,980	450.00	11/17/23	(65,960)

						(67,573)
Put Options
PNC Financial Services Group, Inc.	Chicago Board Options Exchange	100	1,227,700	105.00	11/17/23	(9,500)
Target Corp.	Chicago Board Options Exchange	425	4,699,225	105.00	11/17/23	(156,188)
United Parcel Service, Inc. Class B	Chicago Board Options Exchange	150	2,338,050	150.00	11/17/23	(61,875)

						(227,563)
TOTAL WRITTEN OPTIONS						(295,136)

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,160,746 or 0.5% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $15,610,535.
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	88,164,599	126,253,265	178,287,876	2,320,330	-	-	36,129,988	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	29,338,136	207,585,345	211,531,671	190,074	-	-	25,391,810	0.1%
Total	117,502,735	333,838,610	389,819,547	2,510,404	-	-	61,521,798

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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